Cover	Oct. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2022
Entity File Number	001-40730
Entity Registrant Name	DRAGONFLY ENERGY HOLDINGS CORP.
Entity Central Index Key	0001847986
Entity Tax Identification Number	85-1873463
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1190 Trademark Drive #108
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	775
Local Phone Number	622-3448
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DFLI
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share, subject to adjustment [Member]
Title of 12(b) Security	Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share, subject to adjustment
Trading Symbol	DFLIW
Security Exchange Name	NASDAQ